Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
Our financial assets and liabilities that are measured at fair value on a recurring basis are as follows (in millions):

		Fair Value Measurements at Reporting Date Using
As of December 31, 2016	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation Technique (1)
Prepaid expenses and other current assets:
Current portion of restricted marketable securities	$24.2	$—	$24.2	$—	M
Other long-term assets:
Restricted marketable securities	33.5	—	33.5	—	M
Redeemable noncontrolling interests	138.3	—	—	138.3	I
As of December 31, 2015
Prepaid expenses and other current assets:
Current portion of restricted marketable securities	$16.1	$—	$16.1	$—	M
Other long-term assets:
Restricted marketable securities	40.1	—	40.1	—	M
Redeemable noncontrolling interests	121.1	—	—	121.1	I

(1)	The three valuation techniques are: market approach (M), cost approach (C), and income approach (I).

Schedule of Carrying Amounts and Estimated Fair Values, Financial Instruments
The carrying amounts and estimated fair values for our other financial instruments are presented in the following table (in millions):

	As of December 31, 2016		As of December 31, 2015
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Long-term debt:
Advances under revolving credit facility	$152.0	$152.0	$130.0	$130.0
Term loan facilities	421.2	422.5	443.3	445.0
7.75% Senior Notes due 2022	—	—	174.3	183.7
5.125% Senior Notes due 2023	295.3	297.8	294.6	288.0
5.75% Senior Notes due 2024	1,193.2	1,216.6	1,192.6	1,146.0
5.75% Senior Notes due 2025	343.9	349.6	343.4	332.5
2.00% Convertible Senior Subordinated Notes due 2043	275.7	382.6	265.9	345.0
Other notes payable	55.8	55.8	39.2	39.2
Financial commitments:
Letters of credit	—	33.3	—	34.2